Cover Page	Jan. 30, 2020
Entity Addresses [Line Items]
Entity Central Index Key	0000097517
Entity File Number	1-737
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Tax Identification Number	75-0279735
Entity Registrant Name	TEXAS PACIFIC LAND TRUST
Entity Address, Address Line One	1700 Pacific Avenue
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	969-5530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Sub-shares in Certificates of Proprietary Interest (par value $0.03-1/3 per share)
Trading Symbol	TPL
Security Exchange Name	NYSE
Amendment Flag	false